SCHEDULE OF SOLAR POWER SYSTEMS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Subtotal	¥ 13,020,778	¥ 12,659,303
Less: accumulated depreciation	(848,158)	(757,985)
Property, plant and equipment, net	12,136,986	11,889,701
Solar Power Systems [Member]
Property, Plant and Equipment [Line Items]
Solar power systems in operation	743,557	525,003
Solar power systems under construction	73,330	84,975
Subtotal	816,887	609,978
Less: accumulated depreciation	(150,681)	(133,200)
Property, plant and equipment, net	¥ 666,206	¥ 476,778